Summary of Information About Reported Segments (Details) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025		Dec. 31, 2024
Segment Reporting [Line Items]
Revenue	$ 2,273,000		$ 3,127,000		$ 4,969,000		$ 6,506,000		$ 12,161,419		$ 4,527,879
Cost of revenue	450,000		554,000		971,000		1,160,000		2,188,583		1,422,542
Gross profit	1,823,000		2,573,000		3,998,000		5,346,000		9,972,836		3,105,337
Total expenses	6,209,000		7,413,000		14,164,000		15,093,000		28,437,816		16,573,081
Operating Segments [Member]
Segment Reporting [Line Items]
Revenue	2,273,000		3,127,000		4,969,000		6,506,000		12,161,419		4,527,879
Cost of revenue	450,000		554,000		971,000		1,160,000		2,188,583		1,422,542
Gross profit	1,823,000		2,573,000		3,998,000		5,346,000		9,972,836		3,105,337
People	2,943,000		2,490,000		6,039,000		4,906,000		11,193,365		6,227,130
Marketing and advertising	317,000		388,000		765,000		754,000		2,873,464		1,592,105
Technology	218,000		337,000		448,000		705,000		1,283,099		974,204
Other segment expenses	28,000	[1]	298,000	[2]	252,000	[3]	667,000	[4]	2,957,915	[5]	818,375	[6]
Total expenses	3,506,000		3,513,000		7,504,000		7,032,000		18,307,843		9,611,814
Segment Adjusted EBITDA	(1,683,000)		(940,000)		(3,506,000)		(1,686,000)		(8,335,007)		(6,506,477)
Transaction, PubCo. Expenses and Stock-based compensation	2,400,000		3,600,000		6,052,000		7,514,000		8,979,501		6,912,309
Adjusted EBITDA	(4,083,000)		(4,540,000)		(9,558,000)		(9,200,000)		(17,314,508)		(13,418,786)
Operating Segments [Member] | Banzai Operating [Member]
Segment Reporting [Line Items]
Revenue	1,010,000		1,011,000		2,036,000		2,171,000		4,426,868		4,305,429
Cost of revenue	351,000		368,000		741,000		745,000		1,476,701		1,407,564
Gross profit	659,000		643,000		1,295,000		1,426,000		2,950,167		2,897,865
People	1,965,000		1,143,000		3,909,000		2,437,000		6,254,527		6,209,488
Marketing and advertising	125,000		198,000		409,000		387,000		2,160,168		1,587,085
Technology	166,000		251,000		346,000		530,000		926,334		861,775
Other segment expenses	(10,000)	[1]	201,000	[2]	174,000	[3]	403,000	[4]	2,223,686	[5]	811,519	[6]
Total expenses	2,246,000		1,793,000		4,838,000		3,757,000		11,564,715		9,469,867
Segment Adjusted EBITDA	(1,587,000)		(1,150,000)		(3,543,000)		(2,331,000)		(8,614,548)		(6,572,002)
Transaction, PubCo. Expenses and Stock-based compensation	2,400,000		3,476,000		6,052,000		7,087,000		8,819,671		6,912,309
Adjusted EBITDA	(3,987,000)		(4,626,000)		(9,595,000)		(9,418,000)		(17,434,219)		(13,484,311)
Operating Segments [Member] | OpenReel [Member]
Segment Reporting [Line Items]
Revenue	1,036,000		1,387,000		2,412,000		2,828,000		5,473,389		222,450
Cost of revenue	55,000		78,000		119,000		152,000		310,362		14,978
Gross profit	981,000		1,309,000		2,293,000		2,676,000		5,163,027		207,472
People	843,000		1,261,000		1,876,000		2,383,000		4,545,813		17,642
Marketing and advertising	12,000		18,000		63,000		57,000		155,237		5,020
Technology	35,000		64,000		72,000		123,000		272,926		112,429
Other segment expenses	35,000	[1]	26,000	[2]	71,000	[3]	49,000	[4]	535,823	[5]	6,856	[6]
Total expenses	925,000		1,369,000		2,082,000		2,612,000		5,509,799		141,947
Segment Adjusted EBITDA	56,000		(60,000)		211,000		64,000		(346,772)		65,525
Transaction, PubCo. Expenses and Stock-based compensation			22,000				324,000		71,320
Adjusted EBITDA	56,000		(82,000)		211,000		(260,000)		(418,092)		65,525
Operating Segments [Member] | Vidello Limited [Member]
Segment Reporting [Line Items]
Revenue	227,000		729,000		521,000		1,507,000	[7]	2,261,162			[8]
Cost of revenue	44,000		108,000		111,000		263,000	[7]	401,520			[8]
Gross profit	183,000		621,000		410,000		1,244,000	[7]	1,859,642			[8]
People	135,000		86,000		254,000		86,000	[7]	393,025			[8]
Marketing and advertising	180,000		172,000		293,000		310,000	[7]	558,059			[8]
Technology	17,000		22,000		30,000		52,000	[7]	83,839			[8]
Other segment expenses	3,000	[1]	71,000	[2]	7,000	[3]	215,000	[4],[7]	198,407	[5]		[6],[8]
Total expenses	335,000		351,000		584,000		663,000	[7]	1,233,330			[8]
Segment Adjusted EBITDA	(152,000)		270,000		(174,000)		581,000	[7]	626,312			[8]
Transaction, PubCo. Expenses and Stock-based compensation			102,000				103,000	[7]	88,511			[8]
Adjusted EBITDA	$ (152,000)		$ 168,000		$ (174,000)		$ 478,000	[7]	$ 537,801			[8]

[1]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and public company expenses, and the SEPA commitment fee expense and deferred fee expense.
[2]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and public company expenses, and the SEPA commitment fee expense and deferred fee expense. The expense classification for 2025 has been recast to conform to the current year expense classification.
[3]	Other segment expenses for each reportable segment includes provision for credit losses, foreign currency exchange rate changes, travel and entertainment expenses, professional expenses other than those included in transaction and public company expenses, insurance expenses, and expenses related to licenses.
[4]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and public company expenses, and the SEPA commitment fee expense and deferred fee expense. The expense classification for 2025 has been recast to conform to the current year expense classification.
[5]	Other segment expenses for each reportable segment includes provision for credit losses, foreign currency exchange rate changes, travel and entertainment expenses, professional expenses other than those included in transaction and PubCo expenses, insurance expenses, and expenses related to licenses.
[6]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo expenses, the SEPA commitment fee expense and deferred fee expense, the GEM warrant expense, and the GEM commitment fee expense.
[7]	The Vidello acquisition occurred on January 31, 2025 (refer to Note 4 – Acquisitions and therefore does not represent activity for the full six month period in 2025.
[8]	The Vidello acquisition occurred on January 31, 2025 (refer to Note 4 – Acquisitions and therefore is presented at $0 for comparative purposes.